Subsequent Events	6 Months Ended
Mar. 31, 2014
Subsequent Events [Text Block]
Note 12	Subsequent Events

On May 6, 2014, in favor of new directors Bernd Metzner, PhD and Elliot Favus, MD, the Company’s board of directors (the “Board”) approved the grant to each of options to purchase one hundred fifty thousand (150,000) shares of Company common stock at the closing market price for the common stock as of May 7, 2014 ($0.30), with said options to vest annually over a three year period commencing on the first anniversary of the date of each director’s appointment, as applicable.

On May 9, 2014, the Board approved a cash bonus in the amount of $400,000 to the Company’s President and CEO, Christopher Missling, related to the Company’s success in securing $10,000,000 in financing under the March 13, 2014 Securities Purchase Agreement (the “March Financing”). Additionally, the Board granted to Mr. Missling 500,000 options to purchase shares of the Company’s common stock at a price per share equal to the common stock’s closing price on May 8, 2014 ($0.33). The Board determined that the March Financing constituted the achievement of certain milestones under Mr. Missling employment agreement, entitling Mr. Missling to receive the applicable distributions and benefits thereunder.